Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 25, 2011
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Central Index Key	dei_EntityCentralIndexKey	0000351601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

2017 Accelerated Distribution Fund - A Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

2027 Extended Distribution Fund - A Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

2017 Accelerated Distribution Fund - S Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

2027 Extended Distribution Fund - S Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 26, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

As Supplemented through September 15, 2011

The following information relates to the liquidation of the funds listed below (together, the "Funds") and supplements the Prospectuses listed above:

•	2017 Accelerated Distribution Fund—A Shares
•	2027 Extended Distribution Fund—A Shares
•	2017 Accelerated Distribution Fund—S Shares
•	2027 Extended Distribution Fund—S Shares

At a meeting held on October 25, 2011, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution (the "Plan"). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds' custodian.

Each Fund has a contractual cap on direct expenses. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest. The contractual expense cap of 0.27% of average daily net assets of the Fund on an annual basis for the 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares will remain in place through the liquidation date. Effective October 26, 2011, the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares discontinued payments of 12b-1 distribution fees. As a result of the discontinuation of 12b-1 distribution fees, the contractual expense cap for the 2017 Accelerated Distribution Fund—A Shares and 2027 Extended Distribution Fund—A Shares was reduced from 0.52% of average daily net assets of the Fund on an annual basis to 0.27% of average daily net assets of the Fund on an annual basis. As a result of the expense caps, the Funds do not currently pay any advisory fees and are not expected to pay any advisory fees prior to liquidation.

The Plan provides for the liquidation of each Fund's assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is November 1, 2011, based on Fund records as of the close of business on October 28, 2011.

Due to the liquidation, the Funds will not make their stated annual target distribution for 2011. The liquidating distribution to shareholders will include all distributable assets of the Funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011